DREYFUS CASH MANAGEMENT



                                                  June 4, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus Cash Management
     File Nos. 2-94930, 811-4175
     CIK No.  000759667

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 24 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 29, 1998.

                                                  Very truly yours,



                                                  Michael Petrucelli
                                                  Assistant Secretary

cc:  Ernst & Young
     Stroock & Stroock & Lavan